Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended	8 Months Ended
	Jul. 06, 2020	May 15, 2020	May 07, 2020	May 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Sale of Stock, Description of Transaction					the exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves more than 50% of the outstanding shares of the Company’s common stock.
Panacea Acquisition Corp
Related Party Transactions (Details) [Line Items]
Sale of Stock, Description of Transaction				the Sponsor transferred 25,000 Founder Shares to each of its directors, or an aggregate of 100,000 Founder Shares, at their original purchase price. Cowen Investments II LLC subsequently transferred all of its Founder Shares to PA Co-Investments LLC. The Founder Shares included an aggregate of up to 468,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
Common stock price per share (in Dollars per share)						$ 12.00
Principal amount		$ 300,000
Administrative and supporting services						$ 10,000
services fees						60,000
Working capital loans						$ 1,500,000
Business combination price per share (in Dollars per share)						$ 10.00
Panacea Acquisition Corp | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount	$ 143,750,000
Sale of stock in shares (in Shares)	14,375,000					14,375,000
Outstanding amount	$ 80,000
Panacea Acquisition Corp | Common Class B [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount			$ 25,000
Sale of stock in shares (in Shares)			3,593,750